Fair Value Measurements and Trading-Related Revenue	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Fair Value Measurements and Trading-Related Revenue
Note 17: Fair Value Measurements and Trading-Related Revenue
We record assets and liabilities held for trading, assets and liabilities designated at fair value, derivatives, certain equity and debt securities and securities sold but not yet purchased at fair value, and other non-trading
assets and liabilities at amortized cost less allowances or write-downs for impairment. The fair values presented in this note are based upon the amounts estimated for individual assets and liabilities and do not include an estimate of the fair value of any of the legal entities or underlying operations that comprise our business. For certain portfolios of financial instruments where we manage exposures to similar and offsetting risks, fair value is determined on the basis of our net exposure to that risk.
Fair value represents an estimate of the amount that we would receive, or that would be payable in the case of a liability, in an orderly transaction between willing parties at the measurement date. The fair value amounts disclosed represent point-in-time
estimates that may change in subsequent reporting periods due to changes in market conditions or other factors. Some financial instruments are not typically exchangeable or exchanged and therefore it is difficult to determine their fair value. Where there is no quoted market price, we determine fair value using management’s best estimates based on a range of valuation techniques and assumptions; since these involve uncertainties, the fair values may not be realized in an actual sale or immediate settlement of the asset or liability.
Governance Over the Determination of Fair Value
Senior executive oversight of our valuation processes is provided through various valuation and risk committees. In order to ensure that all financial instruments carried at fair value are accurately and appropriately measured for risk management and financial reporting purposes, we have established governance structures and controls, such as model validation and approval, independent price verification (IPV) and profit or loss attribution analysis (PAA), consistent with industry practice. These controls are applied independently of the relevant operating segments.

We establish valuation methodologies for each type of financial instrument that is required to be measured at fair value. The application of valuation models for products or portfolios is subject to independent approval to ensure only validated models are used. The impact of known limitations of models and data inputs is also monitored on an ongoing basis. IPV is a process that regularly and independently verifies the accuracy and appropriateness of market prices or model inputs used in the valuation of financial instruments. This process assesses fair values using a variety of different approaches to verify and validate the valuations. PAA is a daily process carried out by management to identify and explain changes in fair value positions across all operating lines of business within Capital Markets. This process works in concert with other processes to ensure that the fair values being reported are reasonable and appropriate.
Securities
For traded securities, quoted market value is considered to be fair value. Quoted market value is based on bid or ask prices, depending on which is the most appropriate to measure fair value. Securities for which no active market exists are valued using all reasonably available market information. Our fair value methodologies are described below.
Government Securities
The fair value of debt securities issued or guaranteed by governments in active markets is determined by reference to recent transaction prices, broker quotes or third-party vendor prices. The fair value of securities that are not traded in an active market is modelled using implied yields derived from the prices of similar actively traded government securities and observable spreads.
Mortgage-Backed Securities and Collateralized Mortgage Obligations
The fair value of MBS and CMO is determined using prices obtained from independent third-party vendors, broker quotes and relevant market indices, as applicable. If such prices are not available, fair value is determined using cash flow models that make maximum use of observable market inputs or benchmark prices for similar instruments. Valuation assumptions for MBS and CMO include discount rates, default rates, expected prepayments, credit spreads and recoveries.
Corporate Debt Securities
The fair value of
corporate
debt securities is determined using prices observed in the most recent transactions. When observable quoted prices are not available, fair value is determined based on discounted cash flow models using discounting curves and spreads obtained from independent dealers, brokers and third-party vendors.
Trading Loans
The fair value of trading loans is determined by reference to current market prices for the same or similar instruments.
Corporate Equity Securities
The fair value of corporate equity securities is determined using quoted prices in active markets, where available. Where quoted prices in active markets are not readily available, fair value is determined using either quoted market prices for similar securities or valuation techniques, which include discounted cash flow analysis and earnings multiples.
Privately Issued Securities
Privately issued debt and equity securities are valued using prices observed in recent market transactions, where available. Otherwise, fair value is derived from valuation models using a market or income approach. These models consider various factors, including projected cash flows, earnings, revenue and other third-party evidence, as available. The fair value of our privately issued securities includes net asset values published by third-party fund managers, as applicable.
Prices obtained from dealers, brokers and third-party vendors are corroborated as part of our independent review process, which may include using valuation techniques or obtaining consensus or composite prices from other pricing services. We validate the estimates of fair value by obtaining multiple third-party quotes for external market prices and input values. We review the approach taken by third-party vendors to ensure that they employ a valuation model that maximizes the use of observable inputs, such as benchmark yields, bid-ask
spreads, underlying collateral, weighted-average terms to maturity and prepayment rate assumptions. Fair value estimates from internal valuation techniques are verified, where possible, by reference to prices obtained from third-party vendors.
Loans
In determining the fair value of our fixed rate performing loans, other than credit card loans, we discount the remaining contractual cash flows, adjusted for estimated prepayments, at market interest rates currently offered for loans with similar terms and credit risk profiles. For credit card performing loans, fair value is considered to be equal to carrying value due to their short-term nature.
For floating rate performing loans, changes in interest rates have minimal impact on fair value since interest rates are repriced or reset frequently. On that basis, fair value is assumed to be equal to carrying value.
The fair value of loans is not adjusted to reflect any credit protection purchased to mitigate credit risk.
Derivative Instruments
A number of valuation techniques are employed to estimate fair value, including discounted cash flow analysis, the Black-Scholes model, Monte Carlo simulation and other accepted market models. These independently validated models incorporate current market data for interest rates, foreign exchange rates, equity and commodity prices and indices, credit spreads, recovery rates, corresponding market volatility levels, spot prices, correlation levels and other market-based pricing factors. Option implied volatilities, an input into many valuation models, are either obtained directly from market sources or calculated from market prices. Multi-contributor pricing sources are used wherever possible.

In determining the fair value of complex and customized derivatives, we consider all reasonably available information, including dealer and broker quotes, multi-contributor pricing sources and any relevant observable market inputs. Our models calculate fair value based on inputs specific to the type of contract, which may include share prices, correlation for multiple assets, interest rates, foreign exchange rates, yield curves and volatilities.
We calculate a credit valuation adjustment (CVA) to recognize the credit risk related to the possibility that the counterparty may not ultimately be able to fulfill its derivative obligations. The CVA is derived from market-observed credit spreads or proxy credit spreads
and our assessment of the net counterparty credit risk exposure, taking into account credit mitigants such as collateral, master netting agreements and novation to central counterparties. We also calculate a funding valuation adjustment (FVA) to recognize the implicit funding costs associated with over-the-counter
derivative positions. The FVA is determined by reference to our own funding spreads.
Deposits
In determining the fair value of our deposits, we incorporate the following assumptions:
•
For fixed rate, fixed maturity deposits, we discount the remaining contractual cash flows related to these deposits, adjusted for expected redemptions, at market interest rates currently offered for deposits with similar terms and risk profiles. The fair value of our senior note liabilities and covered bonds is determined by reference to current market prices for similar instruments or using valuation techniques, such as discounted cash flow models, that use market interest rate yield curves and funding spreads.

•	For fixed rate deposits with no defined maturities, we consider fair value to equal carrying value, since carrying value is equivalent to the amount payable on the reporting date.
•	For floating rate deposits, changes in interest rates have minimal impact on fair value, since deposits reprice to market frequently. On that basis, fair value is considered to equal carrying value.
Certain structured note liabilities that have coupons or repayment terms linked to the performance of interest rates, foreign currencies, commodities, equity securities or other deposits have been designated at FVTPL. The fair value of these structured notes and other deposits is estimated using internally validated valuation models incorporating observable market prices for identical or comparable securities, as well as other inputs, such as interest rate yield curves, option volatilities and foreign exchange rates, where appropriate. Where observable market prices or inputs are not available, management judgment is required to determine fair value by assessing other relevant sources of information, such as historical data and proxy information from similar transactions.
Securities Sold But Not Yet Purchased
The fair value of these obligations is based on the fair value of the underlying securities, which can be equity or debt securities. As these obligations are fully collateralized, the method used to determine fair value would be the same as that used for the relevant underlying equity or debt securities.
Securitization and Structured Entities’ Liabilities
The determination of the fair value of our securitization and structured entities’ liabilities is based on quoted market prices or quoted market prices for similar financial instruments, where available. Where quoted prices are not available, fair value is determined using valuation techniques, such as discounted cash flow models, that maximize the use of observable inputs.
Subordinated Debt
The fair value of our subordinated debt is determined by referring to current market prices for the same or similar instruments.
Financial Instruments with a Carrying Value Approximating Fair Value
Carrying value is considered to be a reasonable estimate of fair value for our cash and cash equivalents.
The carrying value of certain financial assets and liabilities, such as interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances and certain other assets, as well as acceptances, securities lent or sold under repurchase agreements and certain other liabilities, is a reasonable estimate of fair value due to their short-term nature or because they are frequently repriced to current market rates. These items are therefore excluded from the table below.
Fair Value Hierarchy
We categorize assets and liabilities carried at fair value in a fair value hierarchy according to the inputs we use in valuation techniques in order to measure fair value.

Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the fair values of financial instruments not carried at fair value in our Consolidated Balance Sheet.

(Canadian $ in millions)		2025		2024
	Carrying value	Fair value (6)	Carrying value	Fair value (6)
Securities (1)
Amortized cost	$96,610	$90,448	$115,188	$106,461

Loans (1) (2)
Residential mortgages	195,708	194,755	190,666	188,848
Consumer instalment and other personal	91,867	91,937	91,889	91,513
Credit cards	11,997	11,997	13,030	13,030
Business and government	364,265	364,866	369,776	370,101
	663,837	663,555	665,361	663,492

Deposits (3)	920,040	920,927	928,332	928,689
Securitization and structured entities’ liabilities (4)	20,211	20,100	21,850	21,653
Other liabilities (5)	3,103	2,953	2,929	2,669
Subordinated debt	8,500	8,756	8,377	8,543

(1)	Carrying value is net of ACL.
(2)
Excludes $79 million of residential mortgages classified as FVTPL, $13,231 million of business and government loans classified as FVTPL and $14 million of business and government loans classified as
FVOCI ($163 million, $12,431 million and $61 million, respectively, as at October 31, 2024).

(3)
Excludes $49,093 million of structured note liabilities, $1,129 million of money market deposits, $1,967 million of embedded options related to structured deposits carried at amortized cost and $3,973 million of metals deposits measured at fair value ($
45,222

million, $6,032 million, $1,047 million and $1,807 million, respectively, as at October 31, 2024).

(4)	Excludes $31,351 million of securitization and structured entities’ liabilities classified as FVTPL ($18,314 million as at October 31, 2024).
(5)	Other liabilities include certain investment contract liabilities in our insurance business measured at amortized cost, as well as certain other liabilities of subsidiaries.
(6)
If financial instruments not carried at fair value were categorized based on the fair value hierarchy, all of these financial instruments would be categorized as Level 2, except for amortized cost securities, which would have $90,448 million categorized as Level 2 ($106,389 million as at October 31, 2024) and $nil million categorized as Level 3 ($72 million as at October 31, 2024).

Valuation Techniques and Significant Inputs
We determine the fair value of assets and liabilities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of assets and liabilities using models such as discounted cash flows, with observable market data for inputs, such as yields or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant observable market data is not available due to inactive markets or minimal market activity (Level 3). We maximize the use of observable market inputs to the extent possible.
Our Level 2 trading securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry-standard models and observable market information.

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models using one or more significant unobservable market information as inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$757	$11,554	$–	$12,311	$1,272	$8,764	$–	$10,036
Canadian provincial and municipal governments	–	9,035	–	9,035	–	7,585	–	7,585
U.S. federal government	3,308	27,594	–	30,902	2,688	21,560	–	24,248
U.S. states, municipalities and agencies	–	1,144	–	1,144	–	565	–	565
Other governments	199	3,927	–	4,126	92	3,757	–	3,849
NHA MBS, and U.S. agency MBS and CMO	–	56,450	–	56,450	–	40,995	–	40,995
Corporate debt	–	11,614	–	11,614	–	10,172	–	10,172
Trading loans	–	4,568	–	4,568	–	5,493	–	5,493
Corporate equity	61,495	658	–	62,153	65,559	420	4	65,983
	65,759	126,544	–	192,303	69,611	99,311	4	168,926
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	56	1,563	–	1,619	166	237	–	403
Canadian provincial and municipal governments	–	1,578	–	1,578	–	1,578	–	1,578
U.S. federal government	–	1,495	–	1,495	–	1,527	–	1,527
Other governments	–	–	–	–	–	25	–	25
NHA MBS, and U.S. agency MBS and CMO	–	18	–	18	–	21	–	21
Corporate debt	–	8,908	–	8,908	–	8,745	35	8,780
Corporate equity	1,090	822	5,824	7,736	921	910	4,899	6,730
	1,146	14,384	5,824	21,354	1,087	13,043	4,934	19,064
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	1,158	44,177	–	45,335	3,212	30,965	–	34,177
Canadian provincial and municipal governments	–	5,644	–	5,644	–	5,996	–	5,996
U.S. federal government	16	20,793	–	20,809	25	16,940	–	16,965
U.S. states, municipalities and agencies	–	5,634	–	5,634	–	5,068	–	5,068
Other governments	37	4,028	–	4,065	–	5,656	–	5,656
NHA MBS, and U.S. agency MBS and CMO	–	27,015	–	27,015	–	21,293	–	21,293
Corporate debt	–	4,515	–	4,515	–	4,370	–	4,370
Corporate equity	–	–	192	192	–	–	177	177
	1,211	111,806	192	113,209	3,237	90,288	177	93,702
Loans
Residential mortgages	–	79	–	79	–	163	–	163
Business and government loans	–	12,921	324	13,245	–	12,190	302	12,492
	–	13,000	324	13,324	–	12,353	302	12,655
Other Assets (1)	8,521	–	1,483	10,004	11,236	–	1,717	12,953
Fair Value Liabilities (2)
Deposits (3)	–	56,162	–	56,162	–	54,108	–	54,108
Securities sold but not yet purchased	14,998	39,878	–	54,876	10,631	24,399	–	35,030
Other liabilities (4)	2,142	32,096	–	34,238	1,754	19,110	–	20,864
	17,140	128,136	–	145,276	12,385	97,617	–	110,002
Derivative Assets
Interest rate contracts	15	8,666	–	8,681	36	9,851	–	9,887
Foreign exchange contracts	43	30,474	2	30,519	4	21,258	10	21,272
Commodity contracts	225	1,224	13	1,462	169	1,656	2	1,827
Equity contracts	275	16,203	10	16,488	539	13,718	–	14,257
Credit default swaps	–	1	–	1	–	10	–	10
	558	56,568	25	57,151	748	46,493	12	47,253
Derivative Liabilities
Interest rate contracts	18	10,081	–	10,099	32	10,811	–	10,843
Foreign exchange contracts	–	26,049	–	26,049	–	19,955	–	19,955
Commodity contracts	196	1,412	–	1,608	96	1,721	4	1,821
Equity contracts	175	20,793	5	20,973	75	25,596	2	25,673
Credit default swaps	–	–	–	–	–	10	1	11
	$389	$58,335	$5	$58,729	$203	$58,093	$7	$58,303

(1)	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)
Interest expense for liabilities carried at fair value is $3,476 million for the year ended October 31, 2025 ($2,774 million for the year ended October 31, 2024). Interest expense for liabilities carried at amortized cost is $38,574 million for the year ended October 31, 2025 ($43,743 million for the year ended October 31, 2024).

(3)	Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations.

(Canadian $ in millions, except as noted)							2025
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Range of input values (1)		Changes in fair value from using reasonably possible alternatives (2)
					Low	High
Private equity	Corporate equity	$6,016	Net asset value	Net asset value	na	na	na
			EV/EBITDA	Multiple	5	28	(38)/38
Investment properties	Other assets	1,396	Income approach	Capitalization rate	5%	7%	(108)/128

							2024
Private equity	Corporate equity	$4,899	Net asset value	Net asset value	na	na	na
			EV/EBITDA	Multiple	5	21	(18)/18
Investment properties	Other assets	1,363	Income approach	Capitalization rate	2%	8%	(118)/151

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These value ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The value ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Net asset values are provided by fund managers and therefore have no other reasonably possible alternative assumptions. Sensitivity of private equity investments is determined by adjusting the price multiples. Sensitivity of investment properties is determined by adjusting the capitalization rate.

na – not applicable
Significant Unobservable Inputs in Level 3 Instrument Valuations
Net Asset Value
Net asset value represents
the
estimated value of a security based on valuations
received
from the investment or fund manager. As no observable price is available for most private equity securities, the valuation is based on the economic benefit we expect to derive from our investment.
EV/EBITDA Multiple
The fair value of private equity and merchant banking investments is derived by calculating an enterprise value (EV) using the EV/EBITDA multiple and then proceeding through a waterfall of the company’s capital structure to determine the value of the assets or securities we hold. The EV/EBITDA multiple is determined using judgment in considering factors such as multiples for comparable listed companies, recent transactions and company-specific factors, as well as liquidity discounts that account for the lack of active trading in these assets and securities.
Capitalization Rate
The fair value of investment properties is determined by external independent property valuation experts using industry standard property valuation methodologies on expected future cash flows. The capitalization rate is derived using judgment, considering factors such as market activities across comparable property types and geographic regions, and is a reflection of the expected rate of return to be realized on the investment.
Significant Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between Level 1 and Level 2 are determined by the recency of issuance and the availability of quoted market prices in an active market. There were no significant transfers between Level 1 and Level 2 during the years ended October 31, 2025 and 2024.
Changes in Level 3 Fair Value Measurements
The tables below present a reconciliation of all changes in Level 3 financial instruments for the years ended October 31, 2025 and 2024, including realized and unrealized gains (losses) included in earnings and other comprehensive
income, as well as transfers into and out of Level 3. Transfers from Level 2 to Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers from Level 3 to Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the year ended October 31, 2025 (Canadian $ in millions)	Fair value as at October 31, 2024	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2025	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$5	$(5)	$–	$–	$–	$–	$–
Corporate equity	4	–	–	2	–	–	–	(6)	–	–
Total trading securities	4	–	–	7	(5)	–	–	(6)	–	–
FVTPL Securities
Corporate debt	35	1	–	2	–	–	–	(38)	–	1
Corporate equity	4,899	(96)	17	1,180	(252)	–	82	(6)	5,824	36
Total FVTPL securities	4,934	(95)	17	1,182	(252)	–	82	(44)	5,824	37
FVOCI Securities
Corporate equity	177	–	(14)	29	–	–	–	–	192	na
Total FVOCI securities	177	–	(14)	29	–	–	–	–	192	na
Business and Government Loans	302	(21)	4	62	–	(52)	29	–	324	(21)
Other Assets	1,717	(67)	–	277	(7)	(437)	–	–	1,483	(63)
Derivative Assets
Foreign exchange contracts	10	(14)	–	48	–	(42)	–	–	2	(13)
Commodity contracts	2	11	–	–	–	–	–	–	13	12
Equity contracts	–	2	–	–	–	–	17	(9)	10	2
Credit default swaps	–	–	–	–	–	(1)	1	–	–	–
Total derivative assets	12	(1)	–	48	–	(43)	18	(9)	25	1
Other Liabilities	–	–	–	–	–	–	–	–	–	–
Derivative Liabilities
Commodity contracts	4	(4)	–	–	–	–	–	–	–	(4)
Equity contracts	2	3	–	–	–	–	3	(3)	5	3
Credit default swaps	1	–	–	–	–	(1)	–	–	–	–
Total derivative liabilities	7	(1)	–	–	–	(1)	3	(3)	5	(1)

		Change in fair value			Movements		Transfers
For the year ended October 31, 2024 (Canadian $ in millions)	Fair value as at October 31, 2023	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$41	$(41)	$–	$–	$–	$–	$–
Corporate equity	37	–	–	4	–	–	–	(37)	4	–
Total trading securities	37	–	–	45	(41)	–	–	(37)	4	–

FVTPL Securities
Corporate debt	27	(10)	–	18	–	–	–	–	35	(10)
Corporate equity	4,208	(162)	11	1,068	(240)	(1)	16	(1)	4,899	57
Total FVTPL securities	4,235	(172)	11	1,086	(240)	(1)	16	(1)	4,934	47
FVOCI Securities
Corporate equity	160	–	13	4	–	–	–	–	177	na
Total FVOCI securities	160	–	13	4	–	–	–	–	177	na
Business and Government Loans	186	–	–	89	–	(171)	198	–	302	–
Other Assets	1,723	30	–	86	(21)	(101)	–	–	1,717	47
Derivative Assets
Foreign exchange contracts	–	–	–	10	–	–	–	–	10	–
Commodity contracts	5	(3)	–	–	–	–	–	–	2	(3)
Equity contracts	–	–	–	–	–	–	13	(13)	–	–
Credit default swaps	–	–	–	–	–	–	–	–	–	–
Total derivative assets	5	(3)	–	10	–	–	13	(13)	12	(3)
Other Liabilities	5	–	–	8	–	(13)	–	–	–	–
Derivative Liabilities
Commodity contracts	1	3	–	–	–	–	–	–	4	3
Equity contracts	8	1	–	–	–	–	2	(9)	2	1
Credit default swaps	2	(2)	–	–	–	–	1	–	1	(1)
Total derivative liabilities	11	2	–	–	–	–	3	(9)	7	3

(1)
Foreign exchange translation on assets and liabilities held by foreign operations is included in our Consolidated Statement of Comprehensive Income as part of net gains on translation of net foreign operations.

(2)	Changes in unrealized gains (losses) on trading and FVTPL securities still held on October 31, 2025 and 2024 are included in earnings for the year.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable

Trading-Related Revenue
Trading assets and liabilities, including derivatives, securities and financial instruments designated at FVTPL, are measured at fair value, with gains and losses recognized in non-interest
revenue, trading revenues, in our Consolidated Statement of Income. Trading-related revenue includes net interest income and non-interest
revenue and excludes underwriting fees and commissions on securities transactions, which are shown separately in our Consolidated Statement of Income.
Net interest income arises from interest and dividends related to trading assets and liabilities, and is reported net of interest expense associated with funding these assets and liabilities in the following table:

(Canadian $ in millions)	2025	2024
Interest rates	$1,026	$1,003
Foreign exchange	633	579
Equities	1,131	759
Commodities	365	150
Other	212	55
Total trading-related revenue	$3,367	$2,546
Reported as:
Net interest income	783	169
Non-interest revenue – trading revenues	2,584	2,377
Total trading-related revenue	$3,367	$2,546